Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2020
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2Q20	1Q20	2Q19	6M20	6M19
Contracts with customers (CHF million)
Investment and portfolio management	752	810	846	1,562	1,691
Other securities business	18	18	16	36	28
Underwriting	560	364	514	924	859
Brokerage	805	966	732	1,771	1,426
Other services	387	337	375	724	697
Total revenues from contracts with customers	2,522	2,495	2,483	5,017	4,701

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2Q20	1Q20	4Q19
Contract balances (CHF million)
Contract receivables	952	841	880
Contract liabilities	53	58	53
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	12	11	14

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	6M20	6M19
Contracts with customers (CHF million)
Investment and portfolio management	1,508	1,612
Other securities business	40	46
Underwriting	981	861
Brokerage	1,772	1,433
Other services	774	745
Total revenues from contracts with customers	5,075	4,697

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2Q20	1Q20	4Q19
Contract balances (CHF million)
Contract receivables	983	859	886
Contract liabilities	53	58	53
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	12	11	14